Shareholder Report, Average Annual Return (Details) 194207_Prospera Income ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospera Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Prospera Income ETF NAV
Average Annual Return, Percent	0.14%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.06%